Debt - Narrative (Detail) - USD ($)				1 Months Ended	2 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	May 01, 2017	Aug. 12, 2016	Apr. 20, 2016	Feb. 28, 2017	Dec. 31, 2016	Sep. 30, 2017	Oct. 25, 2016	Dec. 31, 2016	Sep. 07, 2017	Oct. 26, 2016
Debt Instrument [Line Items]
Debt Instrument, covenant senior secured net debt to adjusted net assets ratio, Maximum								40.00%
Debt instrument, covenant net debt to adjusted net assets ratio, Maximum						60.00%		65.00%
Debt instrument covenant interest coverage ratio, Minimum						200.00%		200.00%
5.625% Senior Notes due 2024
Debt Instrument [Line Items]
Long-term debt, principal amount					$ 1,050,000,000	$ 1,050,000,000		$ 1,050,000,000
Interest rate					5.625%	5.625%		5.625%
Senior notes					$ 1,050,000,000	$ 1,050,000,000		$ 1,050,000,000
4.50% Senior Notes due 2028
Debt Instrument [Line Items]
Long-term debt, principal amount						$ 350,000,000
Interest rate						4.50%
Senior notes					0	$ 350,000,000		0
Line of Credit | Senior secured term loan A facility
Debt Instrument [Line Items]
Long-term debt, principal amount						300,000,000	$ 300,000,000
Line of Credit | Senior secured term loan B facility
Debt Instrument [Line Items]
Long-term debt, principal amount						1,850,000,000	1,850,000,000			$ 1,840,000,000
Operating Partnership Credit Agreement | Senior Secured Revolving Credit Facility
Debt Instrument [Line Items]
Credit facility amount						600,000,000	$ 600,000,000
Amount drawn under credit facility					$ 0	$ 0		$ 0
Operating Partnership Credit Agreement | Senior secured term loan A facility
Debt Instrument [Line Items]
Term loan repayment percentage of initial aggregate principal amount						5.00%	5.00%
Interest rate					3.52%	3.99%		3.52%
Operating Partnership Credit Agreement | Senior secured term loan B facility
Debt Instrument [Line Items]
Term loan repayment percentage of initial aggregate principal amount						1.00%	1.00%
Percentage of credit facility issued to lenders						99.75%		99.75%
Interest rate					3.52%	3.49%		3.52%
LIBOR floor rate				0.75%			0.75%
Operating Partnership Credit Agreement | Senior secured term loan B facility | Maximum
Debt Instrument [Line Items]
LIBOR floor rate							0.75%
Operating Partnership Credit Agreement | LIBOR | Senior secured term loan A facility | Minimum | Senior Secured Revolving Credit Facility
Debt Instrument [Line Items]
LIBOR floor rate	0.00%
Variable margin	2.25%				2.75%	2.75%	2.25%
Operating Partnership Credit Agreement | LIBOR | Senior secured term loan A facility | Maximum | Senior Secured Revolving Credit Facility
Debt Instrument [Line Items]
Variable margin					0.75%		2.75%
Operating Partnership Credit Agreement | LIBOR | Senior secured term loan B facility
Debt Instrument [Line Items]
Variable margin				2.50%			3.25%
Operating Partnership Senior Notes | 5.625% Senior Notes due 2024
Debt Instrument [Line Items]
Interest rate			5.625%
Senior notes			$ 1,050,000,000
Debt instrument redemption price percentage			100.00%
Operating Partnership Senior Notes | 4.500% Senior Notes due 2026
Debt Instrument [Line Items]
Interest rate		4.50%
Senior notes		$ 500,000,000
Debt instrument redemption price percentage		100.00%
Operating Partnership Senior Notes | 4.50% Senior Notes due 2028
Debt Instrument [Line Items]
Interest rate									4.50%
Senior notes									$ 350,000,000
Predecessor Net Parent Investment
Debt Instrument [Line Items]
Assumption of bridge facilities from MGM								$ 4,000,000,000
Borgata | Predecessor Net Parent Investment
Debt Instrument [Line Items]
Assumption of bridge facilities from MGM								$ 545,000,000